Cash and Restricted Cash - Schedule of Cash and Restricted Cash (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Restricted Cash [Abstract]
Cash	$ 16,934,202	$ 28,953,780	$ 11,159,610
Restricted Cash	490,666	2,142,615	3,242,989
Total cash and restricted cash presented in the consolidated statement of cash flows	$ 17,424,868	$ 31,096,395	$ 14,402,599	$ 15,751,475